RELATED PARTY TRANSACTIONS (Details)		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 12, 2021 USD ($)	Mar. 31, 2021 USD ($) director	Dec. 08, 2021 USD ($)	Dec. 31, 2021 director item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 09, 2021
Related Party Transaction [Line Items]
Number of related parties | item				3
Recapitalization exchange ratio			0.9498				0.9498
Series C-1 Preferred Stock
Related Party Transaction [Line Items]
Number of directors to be selected by holders of stock series | director		1		1
Series D-1 Preferred Stock
Related Party Transaction [Line Items]
Number of directors to be selected by holders of stock series | director		2		2
Inventory | Majority Shareholder | Series C-1 Preferred Stock
Related Party Transaction [Line Items]
Purchases from related party		$ 3,180,000	$ 11,752,870		$ 12,880,934	$ 13,879,944
Inventory | Shareholder | Series D-1 Preferred Stock
Related Party Transaction [Line Items]
Purchases from related party		583,000	1,930,888		3,878,138	2,267,312
Rebates and Incentives | Majority Shareholder | Series C-1 Preferred Stock
Related Party Transaction [Line Items]
Revenue from related parties		102,000	214,258		908,867	1,674,169
Rebates and Incentives | Shareholder | Series D-1 Preferred Stock
Related Party Transaction [Line Items]
Revenue from related parties			$ 2,276,366		25,937	230,848
Dunnage Purchase | Shareholder | Series D-1 Preferred Stock
Related Party Transaction [Line Items]
Purchases from related party		$ 616,000			$ 2,729,376	$ 2,747,384
Implementation Services for AEON | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from performance obligations	$ 7,300,000
Implementation Services for AEON Malaysia | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from performance obligations	4,500,000
Maintenance Services For AEON Malaysia | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from transactions with related party, per month	$ 20,000